CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 303,626	$ 135,820
Inventory	6,533	0
Prepaid expenses	3,313	0
Total Current Assets	313,472	135,820
Property and equipment, net of accumulated depreciation of $684 and $99	7,734	1,883
Total Assets	321,206	137,703
Current Liabilities
Accounts payable	244,094	0
Accrued expenses	135,017	69,279
Convertible notes payable, net of discount of $26,755 and $0, respectively	123,245	75,000
Derivative liability - warrants	1,531,303	0
Conversion feature liability	118,940	0
Total Current Liabilities	2,152,599	144,279
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value: 10,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value: 100,000,000 shares authorized; 21,937,822 and 20,752,000 issued and outstanding, respectively	2,194	2,076
Additional paid-in capital	(80,177)	200,224
Accumulated deficit	(1,753,410)	(208,876)
Total Stockholders' Deficiency	(1,831,393)	(6,576)
Total Liabilities and Stockholders' Deficiency	$ 321,206	$ 137,703